Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee benefit plans
Schedule of personnel costs

Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD’000	2025	2024	2023
Wages and Salaries	18,609	5,830	6,214
Social security contributions	6,343	2,612	2,319
Net service costs	665	33	38
Total	25,617	8,475	8,571

Schedule of assumptions used

	As at December 31,	As at December 31,	As at December 31,	As at December 31,
Assumptions	2025	2025	2024	2023
	France	Switzerland	France	France
Discount rate	3.40%	1.16%	3.10%	3.05%
Expected rate of return on plan assets	n/a	3.33%	n/a	n/a
Salary increases	3%	2.50%	3%	3%

Schedule of reconciliation to balance sheet

Reconciliation to Balance Sheet start of year
USD’000
Fiscal year	2025	2024	2023

Projected benefit obligation	463	426	396
Surplus / deficit	463	426	396

Opening balance sheet asset / provision (funded status)	463	426	396

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	463	426	396
Net service cost	250	34	38
Interest expense	95	13	14
Plan participant contributions	84	—	—
Net benefits paid to participants	244	(7)	(22)
Actuarial losses / (gains)	(133)	26	(11)
Acquisitions	6,994	—	—
Currency translation adjustment	1,107	(29)	11
Projected benefit obligation at end of year	9,104	463	426

Reconciliation of plan assets during the year
Fair value of plan assets at start of year	—	—	—
Employer contributions paid over the year	(153)	—	—
Plan participant contributions	(84)	—	—
Net benefits paid to participants	(244)	—	—
Expected return on plan assets	(186)	—	—
Actuarial losses / (gains)	14
Acquisitions	(5,465)	—	—
Currency translation adjustment	(824)	—	—
Fair value of plan assets at end of year	(6,942)	—	—

Reconciliation to balance sheet end of year
Fair value of plan assets	(6,942)	—	—
Defined benefit obligation - funded plans	9,104	463	426
Surplus/deficit	2,162	463	426

Closing balance sheet asset / provision (funded status)	2,162	463	426

Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	1,434	(335)	(385)
Deficit	1,434	(335)	(385)

Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	384	52	47

Schedule of movement in funded status

Movement in Funded Status
USD’000
Fiscal year	2025	2024	2023

Opening balance sheet liability / (funded status)	463	426	396

Net service cost	250	34	38
Interest cost / (credit)	95	13	14
Expected return on plan assets	(186)	—	—
Amortization of net (gain) / loss	70	—	—
Amortization of prior service cost / (credit)	(72)	—	—
Settlement / curtailment cost / (credit)	—	—	—
Currency translation adjustment	(1)	—	—
Total net periodic benefit cost / (credit)	156	47	52

Actuarial (gain) / loss on liabilities	(133)	26	(11)
Actuarial (gain) / loss on assets	15
Amortization of net (gain) / loss	(70)
Amortization of prior service cost / (credit)	72
Currency translation adjustment	1
Total (gain) / loss recognized via OCI	(115)	26	(11)

Employer contributions paid in the year & Cashflow required to pay benefit payments	(153)	(7)	(22)
Total cashflow	(153)	(7)	(22)

Acquisitions	1,530	—	—
Currency translation adjustment	281	(29)	11
Closing balance sheet liability / (funded status)	2,162	463	426

Reconciliation of Net gain / loss
Amount at beginning of year	(335)	(385)	(364)
Liability (gain) / loss	(118)	26	(11)
Amortization of net (gain) / loss	(70)
Acquisitions	1,754	—	—
Currency translation adjustment	203	24	(10)
Amount as at December 31,	1,434	(335)	(385)

Schedule of future contributions payable

Period
USD’000	Switzerland	France
2026	2,229	94
2027	288	59
2028	268	59
2029	258	14
2030	239	196
2031 to 2035	1,244	862